Nature of Business and Summary of Significant Accounting Policies - Property and Equipment Useful Life (Detail)	12 Months Ended
Dec. 31, 2014
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Minimum [Member] | Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	8 years
Maximum [Member] | Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	8 years